General and administration costs	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
General and administration costs	General and administration costs
The significant components of general and administration costs are summarized below:

	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Professional fees	16,541	9,794	6,651
Acquisition transaction costs	-	5,750	-
U.S. listing costs	-	6,026	-
IT infrastructure, hosting and support	8,406	5,967	4,691
Travel, conferences and entertainment	2,935	4,732	3,920
Rent and insurance	4,550	2,835	2,509
The increase in general and administration costs was driven by the impact of RLS results for 11 months, costs incurred to implement a Sarbanes-Oxley program, and professional fees in connection with the legal matters outlined in note 34 of this report. Other material general and administration costs are employment related as included within note 8 below.